                             MERRIMAC CASH PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
------------------------------------------------------------------------------

                                                                      Yield to                    Par
Security                                                              Maturity     Maturity       Value         Value
--------------------------------------------------------------------------------------------------------------------------
Variable Rate Notes* - 42.1%
Asset Backed Capital Finance ...................................         6.44%      07/04/00   $38,000,000   $ 38,000,000
Bear Stearns Companies, Inc. ...................................         7.00%      07/03/00    10,000,000      9,999,037
Bear Stearns Companies, Inc. ...................................         6.80%      07/17/00     7,000,000      7,005,487
Bear Stearns Companies, Inc. ...................................         6.39%      08/02/00    20,000,000     20,000,000
CIC Group ......................................................         6.82%      07/03/00    35,000,000     34,999,403
Countrywide Credit Industries, Inc. ............................         6.77%      08/22/00    25,000,000     24,994,580
Donaldson, Lufkin & Jenrette, Inc. .............................         6.70%      08/03/00    10,000,000     10,001,557
First Union Corporation ........................................         6.87%      07/03/00     9,000,000      9,000,000
Heller Financial, Inc. .........................................         6.35%      07/03/00    18,000,000     17,966,994
Heller Financial, Inc. .........................................         6.90%      08/07/00    17,000,000     16,999,092
Heller Financial, Inc. .........................................         7.10%      09/25/00    10,000,000     10,007,209
Household Finance Corporation ..................................         6.37%      07/04/00    33,000,000     33,000,000
Jackson National Life Insurance Company Funding Agreement** ....         6.42%      07/03/00    40,000,000     40,000,000
Merrill Lynch & Co., Inc. ......................................         7.32%      08/21/00    20,000,000     20,039,466
PaineWebber Group, Inc. ........................................         6.82%      07/12/00    20,000,000     20,000,000
Sigma Finance Corporation ......................................         6.39%      07/04/00    40,000,000     40,000,000
Strategic Money Market Trust ...................................         6.77%      07/14/00    10,000,000     10,000,000
Strategic Money Market Trust ...................................         6.81%      09/13/00    15,000,000     15,000,000
Syndicated Loan Fund Trust .....................................         6.53%      07/03/00    40,000,000     40,000,000
                                                                                                              -----------
                                                                                                              417,012,825
                                                                                                              -----------
Commercial Paper - 23.7%
Aetna, Inc. ....................................................         6.80%      08/21/00     5,000,000      4,951,833
Aetna, Inc. ....................................................         6.76%      08/23/00    20,000,000     19,800,956
Aetna, Inc. ....................................................         6.82%      09/05/00    25,000,000     24,687,417
Associates Corporation of North America ........................         6.69%      08/23/00    10,500,000     10,396,584
AT&T Corporation ...............................................         7.27%      06/14/01    20,000,000     20,000,000
Bear Stearns Companies, Inc. ...................................         6.89%      02/12/01    19,000,000     18,178,176
Christiania Capital Corporation ................................         6.66%      09/12/00    25,000,000     24,662,628
France Telecom S.A. ............................................         6.68%      09/05/00    20,000,000     19,755,067
Govco, Inc. ....................................................         6.65%      08/07/00    20,000,000     19,863,305
Lehman Brothers Holdings .......................................         7.05%      02/12/01     5,000,000      4,778,708
Newbury Funding Ltd. ...........................................         6.70%      08/07/00    20,000,000     19,862,278
PaineWebber Group, Inc. ........................................         6.83%      08/23/00    25,000,000     24,748,618
Unibanco-Grand Cayman ..........................................         7.00%      04/11/01     8,000,000      7,558,222
Westways Funding I Ltd. ........................................         6.70%      08/24/00     7,975,000      7,894,851
Westways Funding II Ltd. .......................................         6.70%      08/24/00     6,450,000      6,385,178
                                                                                                              -----------
                                                                                                              233,523,821
                                                                                                              -----------
Corporate Debt - 17.0%
BankBoston Corporation .........................................         6.11%      08/11/00     5,310,000      5,311,507
Chrysler Financial .............................................         6.49%      01/26/01     6,800,000      6,777,651
Countrywide Credit Industries, Inc. ............................         6.36%      10/23/00     6,000,000      6,000,965
E.I. du Pont de Nemours and Company ............................         6.09%      08/29/00     5,000,000      5,004,206
First Union Corporation ........................................         6.86%      09/15/00    25,000,000     25,000,000
Ford Motor Company .............................................         6.49%      01/24/01     5,000,000      4,981,285
Ford Motor Company .............................................         6.43%      01/25/01     5,000,000      4,981,459
Landesbank Baden-Wuerttemberg ..................................         6.29%      08/08/00    10,770,000     10,774,886
Lehman Brothers Holdings .......................................         7.17%      08/01/00     6,000,000      5,995,528
Lehman Brothers Holdings .......................................         6.60%      10/10/00     5,000,000      5,003,660
Lehman Brothers Holdings .......................................         6.87%      03/06/01    25,000,000     24,905,355
Lehman Brothers Holdings .......................................         6.60%      03/30/01     6,190,000      6,192,934
Links Finance LLC ..............................................         7.00%      06/04/01    25,000,000     25,000,000
PaineWebber Group, Inc. ........................................         6.50%      08/09/00     5,050,000      5,054,207
Salomon Smith Barney ...........................................         6.67%      02/21/01    10,000,000      9,995,205
Sigma Finance Corporation ......................................         6.80%      03/30/01    10,000,000     10,000,000
Volkswagen AG ..................................................         5.77%      07/13/00     7,000,000      6,999,772
                                                                                                              -----------
                                                                                                              167,978,620
                                                                                                              -----------


    The accompanying notes are an integral part of the financial statements.

                             MERRIMAC CASH PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
------------------------------------------------------------------------------

                                                                      Yield to                    Par
Security                                                              Maturity     Maturity       Value         Value
--------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 5.8%
National Bank of Canada ........................................         6.17%      11/22/00   $22,000,000   $ 21,994,203
Wilmington Trust ...............................................         6.08%      10/02/00    35,000,000     34,979,841
                                                                                                              -----------
                                                                                                               56,974,044
                                                                                                              -----------
Time Deposits - 2.9%
Suntrust Bank ..................................................         7.06%      07/03/00    28,250,000     28,250,000
                                                                                                              -----------

Extendible Commercial Notes - 2.5%
Carolina Power & Light Company+** ..............................         6.70%      08/14/00    25,000,000     24,795,278
                                                                                                              -----------

Variable Rate Municipal Obligations - 2.0%
California Housing Finance Agency Revenue ......................         6.63%      08/01/00     6,400,000      6,400,000
                                                                                                              -----------
Memphis Center City Revenue Financing ..........................         7.12%      07/06/00    13,000,000     13,000,000
                                                                                                              -----------
                                                                                                               19,400,000
                                                                                                              -----------
Variable Rate Asset Backed Securites - 1.8%
Wesley Commercial & Residential Funding** ......................         6.70%      07/29/00    17,836,538     17,836,538
                                                                                                              -----------

Asset Backed Securities - 1.1%
CNH Equipment Trust ............................................         6.18%      04/09/01     5,148,494      5,148,494
Copelco Capital Funding Corporation ............................         5.94%      10/18/00     1,240,713      1,240,713
Orix Credit Alliance Trust .....................................         6.24%      11/15/00     4,180,978      4,180,978
                                                                                                              -----------
                                                                                                               10,570,185
                                                                                                              -----------

Total Investments, at amortized cost - 98.9%                                                                  976,341,311
Other assets and liabilities (net) - 1.1%                                                                      10,965,277
                                                                                                              -----------
Total Net Assets 100.0%                                                                                      $987,306,588
                                                                                                             ============

Notes to the Schedule of Investments:

 * Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

 **   Illiquid Security

 + Extendible Commercial Note under which the issuer may extend the maturity to 07/01/01. The interest rate is calculated at one month LIBOR plus 1.49% during the extension period.


    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC TREASURY PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                   Yield to                           Par
Security                                           Maturity          Maturity        Value         Value
------------------------------------------------------------------------------------------------------------
Treasury Bills - 13.5%
U.S. Treasury Bill ............................    5.38-5.62%        07/06/00     $12,000,000   $ 11,990,866
U.S. Treasury Bill ............................         5.65%        07/20/00      11,000,000     10,967,228
U.S. Treasury Bill ............................         5.50%        08/10/00       6,000,000      5,963,334
                                                                                                ------------
                                                                                                  28,921,428
                                                                                                ------------
Other Treasury Obligations - 78.3%
U.S. Treasury Note ............................    5.51-5.95%        07/31/00      51,000,000     51,007,018
U.S. Treasury Note ............................    5.89-5.90%        08/15/00      25,000,000     25,001,278
U.S. Treasury Note ............................    5.89-6.38%        08/31/00      53,000,000     52,949,226
U.S. Treasury Note ............................         6.32%        09/30/00       7,000,000      6,968,183
U.S. Treasury Strip - Principal Only ..........    5.91-6.20%        08/15/00      32,000,000     31,765,365
                                                                                                ------------
                                                                                                 167,691,070
                                                                                                ------------
Mutual Funds - 6.9%                                                                  Shares
                                                                                     ------
AIM Treasury Money Market Fund ..............................................       1,159,085      1,159,085
Dreyfus Treasury Prime Cash Fund ............................................       7,428,041      7,428,041
Goldman Sachs Liquid Assets Treasury Obligations Fund .......................       6,186,316      6,186,316
                                                                                                 -----------
                                                                                                  14,773,442
                                                                                                 -----------
Total Investments, at amortized cost - 98.7%                                                     211,385,940
Other assets and liabilities (net) - 1.3%                                                          2,868,158
                                                                                                ------------

Total Net Assets 100.0%                                                                         $214,254,098
                                                                                                ============

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                      Par
Security                                                                             Value           Value
--------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 100.0%

Bear Stearns Repurchase Agreement, dated 6/30/00, due 7/03/00, with a maturity value of $35,019,562 and an effective yield of 6.80%, collateralized by U.S. Government Agency Obligations with rates ranging from 5.40% to 7.00%
and maturities ranging from 8/09/01 to 6/08/10, with an aggregate
market value of $36,492,772.                                                       $35,000,000    $ 35,000,000

First Union Bank Repurchase Agreement, dated 6/30/00, due 7/03/00, with a maturity value of $45,024,750 and an effective yield of 6.60%, collateralized by U.S. Treasury Obligations with rates ranging from 5.80% to 6.50% and maturities ranging from 8/15/00 to 11/15/27, with an aggregate market
value of $45,900,409.                                                               45,000,000      45,000,000

J.P. Morgan Repurchase Agreement, dated 6/30/00, due 7/03/00, with a maturity value of $34,018,275 and an effective yield of 6.45%, collateralized by a U.S. Government Agency Obligation with a rate of 7.56% maturing on 5/25/10,
with an aggregate market value of $34,680,202.                                      34,000,000      34,000,000

Lehman Brothers Repurchase Agreement, dated 6/30/00, due 7/03/00, with a maturity value of $30,016,521 and an effective yield of 6.70%, collateralized by U.S. Government Agency Obligations with rates at 8.05% and maturities
ranging from 8/27/18 to 2/25/19, with an aggregate market value of $30,600,003.     30,000,000      30,000,000

Merrill Lynch Repurchase Agreement, dated 6/30/00, due 7/03/00, with a maturity value of $35,019,095 and an effective yield of 6.50%, collateralized by U.S. Treasury Obligations with rates ranging from 6.26% to 6.28% and maturities ranging from 8/15/05 to 2/15/19, with an aggregate market
value of $36,458,782.                                                               35,742,789      35,742,789

Morgan Stanley Repurchase Agreement, dated 6/30/00, due 7/03/00, with a maturity value of $45,024,041 and an effective yield of 6.50%, collateralized by a U.S. Treasury Note with a rate of 6.43%, a maturity of 1/31/01, and an
aggregate market value of $46,127,399.                                              45,000,000      45,000,000
                                                                                                  ------------
                                                                                                   224,742,789
                                                                                                  ------------

Total Investments, at amoritized cost - 100.0%                                                     224,742,789
Other assets and liabilities (net) - 0.0%                                                              (38,882)
                                                                                                  ------------
Total Net Assets 100.0%                                                                           $224,703,907
                                                                                                  ============


    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U. S. GOVERNMENT PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                          Yield to                        Par
Security                                                  Maturity      Maturity         Value           Value
----------------------------------------------------------------------------------------------------------------
U.S. Government Agency Fixed Rate Obligations - 57.7%
Federal Farm Credit Bank .............................       6.19%       07/17/00     $   750,000   $    749,780
Federal Farm Credit Bank .............................       6.18%       08/01/00       5,000,000      5,000,000
Federal Farm Credit Bank .............................       6.02%       08/16/00         200,000        200,071
Federal Home Loan Bank ...............................       5.87%       07/14/00       2,230,000      2,229,103
Federal Home Loan Bank ...............................       6.49%       12/22/00       2,000,000      1,937,263
Federal Home Loan Bank ...............................       6.32%       01/19/01       5,000,000      5,000,000
Federal Home Loan Mortgage Corporation ...............       5.55%       08/01/00         100,000         99,523
Federal Home Loan Mortgage Corporation ...............       6.46%       08/10/00       1,357,000      1,347,260
Federal Home Loan Mortgage Corporation ...............       6.52%       08/17/00       4,276,000      4,239,602
Federal Home Loan Mortgage Corporation ...............       6.50%       08/24/00      10,000,000      9,902,500
Federal Home Loan Mortgage Corporation ...............       6.22%       04/26/01       5,000,000      4,741,697
Federal National Mortgage Association ................       6.53%       08/10/00      10,000,000      9,927,445
Federal National Mortgage Association ................  5.62-6.57%       09/01/00      10,000,000      9,895,032
Federal National Mortgage Association ................       6.06%       09/11/00         170,000        171,014
Federal National Mortgage Association ................       5.65%       09/14/00         479,000        473,363
Federal National Mortgage Association ................  5.80-6.01%       09/25/00       3,615,000      3,609,009
Federal National Mortgage Association ................       6.50%       09/28/00      15,000,000     14,758,958
Federal National Mortgage Association ................       5.63%       09/29/00         683,000        673,386
Federal National Mortgage Association ................       6.00%       10/16/00       2,535,000      2,523,878
International Bank for Reconstruction & Development ..       6.66%       05/24/01       5,000,000      4,987,807
Student Loan Marketing Association ...................       5.97%       07/17/00         250,000        249,924
                                                                                                    ------------
                                                                                                      82,716,615
                                                                                                    ------------
U.S. Government Agency Variable Rates
  Obligations* - 33.7%
Federal Farm Credit Bank .............................       6.32%       07/04/00       5,000,000      4,997,721
Federal Home Loan Bank ...............................       6.13%       07/04/00      10,000,000      9,998,215
Federal Home Loan Bank ...............................       6.14%       07/05/00      12,000,000     11,999,507
Federal National Mortgage Association ................       6.66%       09/06/00       3,500,000      3,499,380
International Bank for Reconstruction & Development ..       6.26%       07/05/00      10,000,000     10,001,125
Student Loan Marketing Association ...................  6.34-6.46%       07/04/00       7,900,000      7,900,485
                                                                                                    ------------
                                                                                                      48,396,433
                                                                                                    ------------

Mutual Funds - 0.9%                                                                     Shares
                                                                                       ---------
Goldman Sachs Financial Square Government Fund ..................................         534,938        534,938
Janus Government Money Market Fund ..............................................         785,147        785,147
                                                                                                    ------------
                                                                                                       1,320,085
                                                                                                    ------------

Repurchase Agreements - 7.0%                                                           Par Value
                                                                                       ---------
Lehman Brothers Repurchase Agreement, dated
6/30/00, due 7/03/00, with a maturity
value of $10,001,778 and an effective yield
of 6.40%, collateralized by U.S. Government
Agency Obligations with rates ranging from
7.93% to 7.99% and maturities
ranging from 1/29/18 to 2/25/19, with an
aggregate market value of $10,200,535.                                                $10,000,000     10,000,000
                                                                                                    ------------

Total Investments, at amortized cost - 99.3%                                                         142,433,133
Other assets and liabilities (net) - 0.7%                                                                966,731
                                                                                                    ------------
Total Net Assets 100.0%                                                                             $143,399,864
                                                                                                    ============


Notes to the Schedule of Investments:

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.



    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO

                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                        Cash          Treasury     Treasury Plus       U.S. Government
                                                      Portfolio       Portfolio       Portfolio           Portfolio
                                                    ------------    ------------    ------------         ------------
Assets
  Investment securities, at value (Note 1)          $976,341,311    $211,385,940    $         --         $132,433,133
  Repurchase agreements                                       --              --     224,742,789           10,000,000
  Cash                                                   208,807              --              --               48,338
  Interest receivable                                 10,985,476       2,963,222          41,115              974,082
  Deferred organization expense (Note 1)                  16,828           2,447              --                   --
  Prepaid assets                                          27,545           6,731          10,090                1,599
                                                    ------------    ------------    ------------         ------------
     Total assets                                    987,579,967     214,358,340     224,793,994          143,457,152
                                                    ------------    ------------    ------------         ------------
Liabilities
  Management fee payable (Note 2)                        173,696          33,006          34,574               21,648
  Other accrued expenses                                  99,684          71,236          55,514               35,640
                                                    ------------    ------------    ------------         ------------
     Total liabilities                                   273,380         104,242          90,088               57,288
                                                    ------------    ------------    ------------         ------------
Net Assets Applicable to Investors' Beneficial
  Interests                                         $987,306,587    $214,254,098    $224,703,906         $143,399,864
                                                    ============    ============    ============         ============


    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
                                             Cash          Treasury     Treasury Plus      U.S. Government
                                           Portfolio       Portfolio       Portfolio          Portfolio
                                         ------------    ------------    ------------        ------------
Income
  Interest and dividends                 $35,223,104       $7,000,975    $6,888,768           $4,500,383
                                         -----------       ----------    ----------           ----------
Expenses
  Management fee (Note 2)                    954,417          212,001       198,279              126,956
  Trustee fees and expenses                   19,992            3,054         3,617                2,622
  Insurance                                   15,708            3,054         2,713                2,097
  Audit                                       19,040           12,215        11,303               10,486
  Transaction fees                             9,520            7,329         5,425                6,292
  Amortization of organization
    expense (Note 1)                           6,074              762            --                   --
  Legal                                        8,568            7,329         5,425                6,292
  Miscellaneous                               34,270           13,436        14,467                6,815
                                         -----------       ----------    ----------           ----------
    Total expenses                         1,067,589          259,180       241,229              161,560
                                         -----------       ----------    ----------           ----------

Net Investment Income                     34,155,515        6,741,795     6,647,539            4,338,823

Net Realized Gain (Loss) on
  Investments                               (44,982)            7,139            --              (5,872)
                                         -----------       ----------    ----------           ----------
Net Increase in Net Assets from
  Operations                             $34,110,533       $6,748,934    $6,647,539           $4,332,951
                                         ===========       ==========    ==========           ==========

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                     Cash Portfolio                  Treasury Portfolio
                                                         ----------------------------------     -------------------------------
                                                        For the Six Months                    For the Six Months
                                                              Ended                                 Ended
                                                           June 30, 2000      Year Ended        June 30, 2000      Year Ended
                                                           (Unaudited)     December 31, 1999     (Unaudited)    December 31, 1999
                                                         ---------------    ---------------     -------------     -------------
Increase (Decrease) in Net Assets
Operations
  Net investment income                                  $    34,155,515    $    63,954,059     $   6,741,795     $   7,978,212
  Net realized gain (loss) on investments                        (44,982)          (144,611)            7,139            (3,632)
                                                         ---------------    ---------------     -------------     -------------
  Net increase in net assets from operations                  34,110,533         63,809,448         6,748,934         7,974,580
                                                         ---------------    ---------------     -------------     -------------

Transactions in Investors' Beneficial Interest
  Contributions                                            3,180,800,174      6,036,333,627       436,590,764       695,212,525
  Withdrawals                                             (3,309,097,429)    (5,811,849,613)     (408,414,523)     (638,584,123)
                                                         ---------------    ---------------     -------------     -------------
  Net increase (decrease) from investors' transactions      (128,297,255)       224,484,014        28,176,241        56,628,402
                                                         ---------------    ---------------     -------------     -------------
Net Increase (Decrease) in Net Assets                        (94,186,722)       288,293,462        34,925,175        64,602,982

Net Assets
  Beginning of period                                      1,081,493,309        793,199,847       179,328,923       114,725,941
                                                         ---------------    ---------------     -------------     -------------
  End of period                                          $   987,306,587    $ 1,081,493,309     $ 214,254,098     $ 179,328,923
                                                         ===============    ===============     =============     =============


                                                       Treasury Plus Portfolio                   U.S. Government Portfolio
                                                 ---------------------------------------  ----------------------------------------
                                                                        For the Period                           For the Period
                                                 For the Six Months   January 22, 1999    For the Six Months      June 29, 1999
                                                       Ended          (Commencement of         Ended            (Commencement of
                                                   June 30, 2000         Operations)       June 30, 2000           Operations)
                                                    (Unaudited)     to December 31, 1999    (Unaudited)       to December 31, 1999
                                                 ------------------ --------------------  -----------------   --------------------
Increase (Decrease) in Net Assets
Operations
  Net investment income                          $   6,647,539         $   11,156,778        $   4,338,823        $   3,738,681
  Net realized gain (loss) on investments
                                                           --                     (66)              (5,872)               1,006
  Net increase in net assets from operations     -------------         --------------        -------------        -------------
                                                     6,647,539             11,156,712            4,332,951            3,739,687
                                                 -------------         --------------        -------------        -------------
Transactions in Investors'
Beneficial Interest
  Contributions                                    584,292,365          1,227,975,120          465,631,184          697,418,162
  Withdrawals                                     (649,080,596)          (956,287,234)        (457,882,544)        (569,839,576
                                                 -------------         --------------        -------------        -------------
  Net increase (decrease) from investors'
  transactions                                     (64,788,231)           271,687,886            7,748,640          127,578,586
                                                 -------------         --------------        -------------        -------------
Net Increase (Decrease) in Net Assets              (58,140,692)           282,844,598           12,081,591          131,318,273

Net Assets
  Beginning of period                              282,844,598                    --           131,318,273                 --
                                                 -------------         --------------        -------------        -------------
  End of period                                  $ 224,703,906         $  282,844,598        $ 143,399,864        $ 131,318,273
                                                 =============         ==============        =============        =============



    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO

                               SUPPLEMENTAL DATA
-------------------------------------------------------------------------------

                                             Annualized Ratios to Average Net Assets
                                             ---------------------------------------
                                                                             Net          Net Assets
                                                                Net        Expenses          End of
                                                 Net        Investment      Before          Period
                                              Expenses        Income        Waiver      (000s omitted)
                                              --------      ----------     --------     --------------
Cash Portfolio
                   2000*                       0.19%            6.01%          NA       $  987,307
                   1999                        0.19%            5.14%          NA        1,081,493
                   1998                        0.15%            5.47%        0.19%         793,200
                   1997                        0.16%            5.51%        0.19%       1,384,848
                   1996              (A)       0.12%            5.45%        0.21%       1,006,310

Treasury Portfolio
                   2000*                       0.21%            5.41%          NA          214,254
                   1999                        0.21%            4.49%          NA          179,329
                   1998                        0.26%            4.74%          NA          114,726
                   1997              (B)       0.29%            5.06%          NA           73,916

Treasury Plus Portfolio
                   2000*                       0.21%            5.69%          NA          224,704
                   1999              (C)       0.21%            4.70%          NA          282,845

U.S. Government Securities Portfolio
                   2000*                       0.22%            5.81%          NA          143,400
                   1999              (D)       0.22%            5.15%          NA          131,318


(A)  Commenced Operations November 12, 1996.
(B)  Commenced Operations April 2, 1997.
(C)  Commenced Operations January 22, 1999.
(D)  Commenced Operations June 29, 1999.
 *   Unaudited

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC MASTER PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
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(1)      SIGNIFICANT ACCOUNTING POLICIES

         The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940 ("1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio") and the Merrimac U.S. Government Portfolio (the "Government Portfolio" and collectively, the "Portfolios") are separate diversified investment series of the Portfolio Trust.

         The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  INVESTMENT SECURITY VALUATIONS

         Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

         B.  SECURITIES TRANSACTIONS AND INCOME

         Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the Portfolios are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

         C.  FEDERAL INCOME TAXES

         Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

         D.  FORWARD COMMITMENTS

         The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

         E.  REPURCHASE AGREEMENTS

         It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury Portfolio does not invest in repurchase agreements.

         F.  DEFERRED ORGANIZATION EXPENSE

         Costs incurred by the Cash Portfolio and the Treasury Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Portfolio.

                            MERRIMAC MASTER PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
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(2)      MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

         The Portfolios retain Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor the Portfolios' investment program. Investors Bank also serves as custodian for the Portfolio Trust. Investor's Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios.

         Allmerica Asset Management, Inc. ("AAM") serves as the sub-adviser to the Cash Portfolio and the Government Portfolio and M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. For its services as investment sub-adviser to the Cash Portfolio and the Government Portfolio, AAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of each Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000. For its services as investment sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio, M&I receives a monthly fee by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio. The Portfolios do not pay a fee directly to either sub-adviser for such services.

         Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with the investment adviser.

(3)      INVESTMENT TRANSACTIONS

         Purchases and combined maturities and sales for the respective Portfolios for the period ended June 30, 2000 were aggregated as follows:

                                                                  COMBINED
                                                               MATURITIES AND
                                           PURCHASES               SALES
                                        ----------------     -----------------
         Cash Portfolio                 $ 11,151,713,670     $ 11,317,467,909
         Treasury Portfolio                1,140,853,244          823,592,228
         Treasury Plus Portfolio          28,464,634,640       28,500,059,945
         Government Portfolio              2,146,683,053        2,099,183,634

(4)      LINE OF CREDIT

         The Portfolios participate in a $50 million line of credit agreement with a bank. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the daily unused portion of the line of credit is allocated among the portfolios. There were no borrowings during the period ended June 30, 2000.